Debt - Aggregate Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 57,138
2019	68,495
2020	80,273
2021	75,905
2022	389,405
Thereafter	2,816,817
Face value of total debt outstanding	$ 3,488,033	$ 3,478,494